Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases	4.3. Leases
Accounting policies
In the majority of its lease agreements, Nokia is acting
as a lessee. Nokia’s leased assets relate mostly to
commercial and industrial properties such as R&D,
production and office facilities. Nokia also leases vehicles provided as employee benefits and service vehicles.
There are only minor lease contracts, mainly concerning
subleases of vacant leasehold or freehold facilities,
where Nokia is acting as a lessor.
As a lessee, Nokia recognizes a right-of-use asset and a
lease liability at the commencement date of the lease.
Right-of-use assets are measured at cost less
accumulated depreciation and impairment losses, and
adjusted for any remeasurements of the lease liabilities.
Right-of-use assets are depreciated on a straight-line
basis over the lease term as follows:

Buildings	3–15 years
Other	3–5 years
Lease liabilities are initially measured at the present value of the lease payments made over the lease term. Nokia
uses its incremental borrowing rate to calculate the
present value as the interest rate implicit in the lease is
not readily determinable. Subsequently, lease liabilities
are measured on an amortized cost basis using the
effective interest method. In addition, lease liabilities are remeasured if there is a lease modification, a change in
the lease term or a change in the future lease payments.
The interest component of the lease payments is
recognized as interest expense in financial expenses.
Nokia applies practical expedients whereby the payments
for short-term leases and leases of low-value assets are
recognized as an operating expense on a straight-line
basis over the lease term. In addition, Nokia does not
separate certain non-lease components from lease
components but instead accounts for each lease
component and associated non-lease component
as a single lease component.
Right-of-use assets

EURm	Buildings	Other	Total
2024
Acquisition cost at 1 January	1 434	275	1 709
Additions(1)	36	95	131
Assets held for sale	(25)	(47)	(72)
Retirements	(48)	(38)	(86)
Translation differences	25	1	26
Acquisition cost at 31 December	1 422	286	1 708
Accumulated depreciation at 1 January	(677)	(126)	(803)
Depreciation	(135)	(88)	(223)
Impairment	(43)	—	(43)
Assets held for sale	4	40	44
Retirements	48	38	86
Translation differences	(10)	(1)	(11)
Accumulated depreciation at 31 December	(813)	(137)	(950)

Net book value at 1 January	757	149	906
Net book value at 31 December	609	149	758

2023
Acquisition cost at 1 January	1 423	241	1 664
Additions(1)	74	129	203
Retirements	(39)	(96)	(135)
Translation differences	(24)	1	(23)
Acquisition cost at 31 December	1 434	275	1 709
Accumulated depreciation at 1 January	(589)	(146)	(735)
Depreciation	(140)	(76)	(216)
Impairment	2	—	2
Retirements	39	96	135
Translation differences	11	—	11
Accumulated depreciation at 31 December	(677)	(126)	(803)

Net book value at 1 January	834	95	929
Net book value at 31 December	757	149	906
(1) Additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.
Amounts recognized in the income statement

EURm	2024	2023	2022
Depreciation of right-of-use assets(1)	(223)	(216)	(225)
Interest expense on lease liabilities(1)	(33)	(28)	(26)
Impairment charges, net of reversals	(43)	2	6
Total	(299)	(242)	(245)
(1)Includes amounts related to both continuing and discontinued operations.
Amounts recognized in the income statement presented above
exclude expenses relating to short-term leases and leases of low-value assets, income from subleasing right-of-use assets and gains or losses arising from sale and leaseback transactions as these are immaterial.
Amounts reported in the statement of cash flows

EURm	2024	2023	2022
Payment of principal portion of lease liabilities(1)	(233)	(239)	(217)
Interest paid on lease liabilities(1)	(33)	(28)	(26)
Total	(266)	(267)	(243)
(1) Includes amounts related to both continuing and discontinued operations.
Amounts reported in the statement of cash flows exclude
payments for short-term leases and leases of low-value assets.
The maturity analysis of lease liabilities is presented in
Note 5.4. Financial risk management. Commitments related
to future lease contracts are presented in Note 6.1.
Commitments, contingencies and legal proceedings